Fixed assets	6 Months Ended
Jun. 30, 2016
Fixed assets [Abstract]
Fixed assets
4.	Fixed assets
(a) Advances for vessels under construction - related party
An analysis of advances for vessels under construction - related party is as follows:

Advances for vessels under construction-related party
Balance as at January 1, 2016	$18,172
Transfer to vessels	(18,172)
Balance as at June 30, 2016	$-

As of June 30, 2016 there were no advances for vessels under construction-related party, as the Partnership acquired the vessel-owning company of the M/V Anaxagoras (renamed to “CMA CGM Magdalena”), which was the last out of the five vessels the Partnership agreed to acquire from CMTC according to the terms of the Master Agreement. Details about the Master Agreement were discussed in Note 5a of the Partnership's Consolidated Financial Statements for the year ended December 31, 2015.

(b) Vessels, net

An analysis of vessels is as follows:
	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2016	$1,653,727	$(338,242)	$1,315,485
Acquisition and improvements	70,675	-	70,675
Transfer from advances for vessels under construction - related party	18,172	-	18,172
Depreciation for the period	-	(34,478	) (34,478)
Balance as at June 30, 2016	$1,742,574	$(372,720)	$1,369,854

All of the Partnership's vessels as of June 30, 2016 have been provided as collateral to secure the Partnership's credit facilities.
On February 26, 2016, the Partnership acquired the shares of the vessel-owning company of the M/V CMA CGM Magdalena for a total consideration of $81,500 which was funded by loan drawdown of $35,000 from the Partnership's 2013 credit facility (Note 6) and the remaining balance of $46,500 through the Partnership's available cash. The Partnership accounted for this acquisition as acquisition of asset based on the absence of processes attached to the inputs. Other than the new building and the attached time charter, no other inputs and no processes were acquired. The Partnership considered whether any value should be assigned to the attached charter party agreement acquired and concluded that the contracted daily charter rate was above the market rates on the transaction completion date and therefore, the total consideration was allocated to the vessel cost and the above market acquired charter. Thus the vessel was recorded in the Partnership's financial statements at a cost of $88,544 and the above market acquired charter at a cost of $3,206 (Note 5). As of December 31, 2015 the Partnership had paid advances of $7,922 to CMTC for the acquisition of the shares of this vessel-owning company. The difference of $10,250 between the cost of the vessel and the above market acquired charter of $91,750 and the total consideration of $81,500 was part of the excess of $36,417 that the Partnership had recorded in its financial statements in August 2014 upon the approval of the Master Agreement and the IDRs reset at the Partnership's annual meeting.
During the six month period ended June 30, 2016, the M/T Alkiviadis, the M/T Anemos I, the M/T Amore Mio II and the M/T Miltiadis M II underwent improvements during their scheduled special survey. The costs of these improvements for these vessels amounted to $303 and were capitalized as part of the vessels' cost.